Filed under Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

Supplement to the Summary Prospectus dated October 1, 2014,

as supplemented to date

Foreign Value Fund

In the section titled “FUND SUMMARY,” under the heading Investment Adviser, the portfolio manager disclosure pertaining to Lisa Myers, CFA is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Heather Arnold, CFA	2015	Executive Vice President, Director of Research and Portfolio Manager

Please retain this supplement for future reference.

Date:    May 1, 2015